                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5822
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                            MFS CHARTER INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                  Date of reporting period: November 31, 2004
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
ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) CHARTER INCOME TRUST                                            11/30/04


ANNUAL REPORT
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                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        DIVIDEND REINVESTMENT AND
                        CASH PURCHASE PLAN                                  11
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                26
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       31
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              44
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               45
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         50
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      50
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             51
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

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LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    December 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

PORFOLIO STRUCTURE*

              Bonds                                      88.1%
              Cash & Other Net Assets                    11.8%
              Stocks                                      0.1%

              MARKET SECTORS*

              International Sovereigns                 19.0%
              ------------------------------------------------
              High Yield Corporates                    17.8%
              ------------------------------------------------
              Emerging Markets Debt                    14.8%
              ------------------------------------------------
              High Grade Corporates                    13.9%
              ------------------------------------------------
              Cash & Other Net Assets                  11.8%
              ------------------------------------------------
              Mortgage Backed                          10.1%
              ------------------------------------------------
              U.S. Government Agencies                  7.8%
              ------------------------------------------------
              Commercial Mortgage Backed                4.7%
              ------------------------------------------------
              Domestic Equity                           0.1%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                      46.8%
              ------------------------------------------------
              AA                                        2.2%
              ------------------------------------------------
              A                                         3.5%
              ------------------------------------------------
              BBB                                      15.1%
              ------------------------------------------------
              BB                                       19.5%
              ------------------------------------------------
              B                                        10.1%
              ------------------------------------------------
              CCC                                       0.6%
              ------------------------------------------------
              CC                                        0.1%
              ------------------------------------------------
              Other                                     2.1%
              ------------------------------------------------
              PORTFOLIO FACTS

              Average Duration                           4.4
              ------------------------------------------------
              Average Life                           7.9 Yrs
              ------------------------------------------------
              Average Maturity***                   11.9 Yrs
              ------------------------------------------------
              Average Quality                              A
              ------------------------------------------------
              Average Quality Short Term Bonds           A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                            62.3%
              ------------------------------------------------
              Germany                                   4.7%
              ------------------------------------------------
              Brazil                                    3.1%
              ------------------------------------------------
              Russia                                    3.0%
              ------------------------------------------------
              Mexico                                    2.9%
              ------------------------------------------------
              United Kingdom                            2.7%
              ------------------------------------------------
              Netherlands                               2.0%
              ------------------------------------------------
              Ireland                                   2.0%
              ------------------------------------------------
              Finland                                   1.9%
              ------------------------------------------------
              Other                                    15.4%
              ------------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 ** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the ratings assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

*** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

Percentages are based on net assets as of 11/30/04.

The portfolio is actively managed, and current holdings may be different.

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MANAGEMENT REVIEW
--------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the one year ended November 30, 2004, the MFS Charter Income Trust - at net asset value and at NYSE price - outperformed the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Non-Dollar Hedged Index while lagging the J.P. Morgan Emerging Market Bond Index Global and the Lehman Brothers High Yield Index. The trust seeks to provide a high level of current income by allocating approximately one-third of its assets to each of the following sectors of the fixed income securities markets: (i) securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities and related options; (ii) debt securities issued by foreign governments, their political subdivisions and other foreign issuers; and (iii) corporate fixed income securities (including investment grade and below investment grade securities), some of which may involve equity features. The actual weighting of investments at different times may vary depending on the portfolio manager's views of the relative merits of investing in each of these sectors of the fixed income securities markets.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, concerns about rising interest rates, and a turbulent geopolitical environment affected global markets. The U.S. Federal Reserve Board raised interest rates four times during the period, and in our view, set expectations for an ongoing series of modest rate hikes. During the reporting period, the U.S. dollar fell significantly against the Euro and other major currencies. This trend would have a negative impact on the relative performance of any fund which was overweight in dollar dominated assets versus its benchmark. Alternatively, it would help funds which were underweight.

CONTRIBUTORS TO PERFORMANCE

On the positive side, our yield exposure among U.S. issues - holding high yielding issues - contributed to performance. Currency exposure, gained primarily by owning bonds denominated in foreign currencies, also proved positive. Issue selection in the sovereign, industrial, and asset-backed sectors helped relative results. To a lesser extent, allocation in the industrial sector also contributed..

DETRACTORS FROM PERFORMANCE

On the negative side, sector positioning in the supranational and mortgage sectors detracted from relative results. To a lesser extent, credit exposure to the "B"- and "CCC"-rated bonds held back results; although this exposure was offset somewhat by a positive contribution from our exposure to the higher rated "BBB" and "BB" bonds. While our yield exposure to U.S. issues proved positive, our yield exposure among Euro-area issues detracted from relative results. At the issue level, some U.S. Treasury securities and government agency issues proved disappointing.

Note to Shareholders: Richard O. Hawkins, CFA, became the portfolio manager of MFS(R) Charter Income Trust on July 1, 2004. Mr. Hawkins is a Senior Vice President of MFS Investment Management and has been with the firm since 1988.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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PERFORMANCE SUMMARY THROUGH 11/30/04
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All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

----------------------
Year ended 11/30/04
----------------------

                                                 Date                  Price
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Net asset value                                11/30/2003                $9.58
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                                               11/30/2004                $9.71
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New York Stock Exchange Price                  11/30/2003                $8.78
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                                                3/10/2004  (high)*       $9.32
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                                                5/12/2004  (low)*        $8.23
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                                               11/30/2004                $8.71
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 * For the period from December 1, 2003 through November 30, 2004.

TOTAL RETURN VS BENCHMARKS

----------------------
Year ended 11/30/04
----------------------

------------------------------------------------------------------------------
New York Stock Exchange price**                                          5.52%
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Net asset value**                                                        7.81%
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Citigroup World Government Bond Non-dollar Hedged Index                  5.43%
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J.P. Morgan EMBI Global                                                 12.20%
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Lehman Brothers Aggregate Bond Index                                     4.44%
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Lehman Brothers High Yield Index                                        11.98%
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** Includes reinvestment of dividend and capital gain distributions.

INDEX DEFINITIONS

Citigroup World Government Bond Non-dollar Hedged Index - measures the government bond markets around the world, ex-U.S.

J.P. Morgan EMBI Global - tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

Lehman Brothers Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lehman Brothers High Yield Index - measures the universe of non-investment grade, fixed rate debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. The trust's shares also may trade at a premium to their net asset value. When trust shares trade at a premium, buyers pay more than the asset value of the underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and increasing the trust's expense ratio.

KEY RISK CONSIDERATIONS

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase share price fluctuation.

The portfolio may invest in foreign and/or emerging markets securities, which involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in government-guaranteed securities. These guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio will invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in one or more issuers, thereby making it more susceptible to any single economic, political, or regulatory occurrence.

The portfolio may focus on companies in a limited number of sectors making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. These risks should be considered prior to investing.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
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The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

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RESULTS OF SHAREHOLDER MEETING (unaudited) - 11/30/04
-------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Charter Income Trust, which was held on October 7, 2004, the following actions were taken:

ITEM 1. To elect Trustees.

                                                     NUMBER OF SHARES
                                            ----------------------------------
NOMINEE                                          FOR        WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                      52,548,105.352       2,215,437.058
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Robert J. Manning                           52,640,514.168       2,123,028.242
------------------------------------------------------------------------------
Lawrence T. Perera                          52,613,856.922       2,149,685.488
------------------------------------------------------------------------------
Elaine R. Smith                             52,631,741.035       2,131,801.375
------------------------------------------------------------------------------

ITEM 2. To ratify the selection of Ernst & Young LLP independent registered public accounting firm for the current fiscal year.

                                          NUMBER OF SHARES

For                                         53,646,994.274
----------------------------------------------------------
Against                                        692,443.500
----------------------------------------------------------
Abstain                                        424,104.636
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

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PORTFOLIO OF INVESTMENTS - 11/30/04
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The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Bonds - 96.4%
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
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.6%
-------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                             $555,000          $571,650
-------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                    1,710,000         1,919,475
-------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                      2,195,000         2,244,387
-------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                        1,390,000         1,501,200
-------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                     1,140,000         1,324,306
-------------------------------------------------------------------------------------------------
News America, Inc., 6.55%, 2033                                         538,000           563,643
-------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                 580,000           522,000
-------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                    355,000           379,850
-------------------------------------------------------------------------------------------------
                                                                                       $9,026,511
-------------------------------------------------------------------------------------------------
Aerospace - 0.1%
-------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                    $495,000          $529,650
-------------------------------------------------------------------------------------------------

Agency - Other - 1.0%
-------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                        $3,600,000        $5,418,706
-------------------------------------------------------------------------------------------------

Airlines - 0.4%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                             $1,073,054          $840,325
-------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                   1,218,652         1,179,137
-------------------------------------------------------------------------------------------------
                                                                                       $2,019,462
-------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 4.7%
-------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                            $222,233            $1,111
-------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                       3,000,000         3,151,169
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2895%, 2026                             2,000,000         2,092,522
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                              1,586,134         1,352,179
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                   3,535,000         3,545,021
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.75%, 2030##                    2,000,000         1,897,681
-------------------------------------------------------------------------------------------------
Crest 2004-1A Ltd., 7%, 2040##                                        2,000,000         1,940,510
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                            2,000,000         1,999,695
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America,
0.7291%, 2028^^                                                      80,461,020         1,744,234
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##       850,000           947,565
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                            3,000,000         3,429,492
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.0312%, 2031^^                      23,246,135           553,479
-------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                            3,214,007         3,405,121
-------------------------------------------------------------------------------------------------
                                                                                      $26,059,779
-------------------------------------------------------------------------------------------------
Automotive - 1.0%
-------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                         $75,000           $77,250
-------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                         400,000           482,516
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                       1,752,000         1,827,905
-------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                730,000           788,400
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                      781,000           909,865
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                          84,000           101,640
-------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                  270,000           317,925
-------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 8.625%, 2014##                                105,000           109,200
-------------------------------------------------------------------------------------------------
Visteon Corp., 7%, 2014                                               1,280,000         1,193,600
-------------------------------------------------------------------------------------------------
                                                                                       $5,808,301
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.7%
-------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030,
5.235% to 2049                                                       $1,500,000        $2,039,740
-------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                            656,000           706,020
-------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                          207,000           213,210
-------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.31% to 2049##              1,330,000         1,410,574
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                 1,100,000         1,095,567
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                           128,000           140,000
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                         873,000           954,844
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                               57,000            60,278
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                            266,000           281,295
-------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                           1,898,000         1,958,759
-------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.3525% to 2049                   829,000           864,035
-------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                    2,590,000         2,551,150
-------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                    1,300,000         1,432,725
-------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                             1,144,000         1,185,470
-------------------------------------------------------------------------------------------------
                                                                                      $14,893,667
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 2.0%
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                     $1,050,000        $1,141,875
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                              580,000           481,400
-------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                             2,390,000         2,600,535
-------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                1,750,000         1,630,289
-------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., 10.5%, 2006                             1,900,000         2,085,227
-------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                      280,000           273,700
-------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                        1,500,000         1,398,750
-------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                  1,169,000         1,484,435
-------------------------------------------------------------------------------------------------
                                                                                      $11,096,211
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.3%
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                $2,680,000        $2,817,208
-------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                          2,537,000         2,802,358
-------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                1,800,000         1,835,982
-------------------------------------------------------------------------------------------------
                                                                                       $7,455,548
-------------------------------------------------------------------------------------------------
Building - 0.5%
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                           $1,105,000        $1,209,975
-------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                          320,000           336,000
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014##                      660,000           673,200
-------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                      510,000           581,400
-------------------------------------------------------------------------------------------------
                                                                                       $2,800,575
-------------------------------------------------------------------------------------------------
Business Services - 0.2%
-------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                       $265,000          $268,975
-------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                               920,000         1,009,700
-------------------------------------------------------------------------------------------------
                                                                                       $1,278,675
-------------------------------------------------------------------------------------------------
Chemicals - 1.2%
-------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                            $350,000          $381,500
-------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                     365,000           409,712
-------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                           1,095,000         1,130,587
-------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                               545,000           574,975
-------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                         480,000           604,800
-------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                            EUR 100,000           142,498
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                 $1,190,000         1,407,175
-------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                  690,000           743,475
-------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                        830,000           874,613
-------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                               325,000           318,500
-------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                           60,000            61,500
-------------------------------------------------------------------------------------------------
                                                                                       $6,649,335
-------------------------------------------------------------------------------------------------
Construction - 0.2%
-------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                            $935,000        $1,047,200
-------------------------------------------------------------------------------------------------

Consumer Cyclical - 0.3%
-------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                         $1,120,000        $1,187,200
-------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                           656,000           663,380
-------------------------------------------------------------------------------------------------
                                                                                       $1,850,580
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
-------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                               $560,000          $613,200
-------------------------------------------------------------------------------------------------

Containers - 0.4%
-------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                               $530,000          $600,225
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                      660,000           712,800
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                       500,000           543,750
-------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                 190,000           182,400
-------------------------------------------------------------------------------------------------
                                                                                       $2,039,175
-------------------------------------------------------------------------------------------------
Defense Electronics - 0.2%
-------------------------------------------------------------------------------------------------
L3 Communications Corp., 5.875%, 2015##                                $830,000          $821,700
-------------------------------------------------------------------------------------------------

Electronics - 0.2%
-------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                           $1,145,000        $1,156,450
-------------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 2.1%
-------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                        $869,250          $995,291
-------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                      2,553,000         2,910,420
-------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027                                       3,717,000         4,562,618
-------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                1,363,000         1,644,241
-------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                 1,357,000         1,645,685
-------------------------------------------------------------------------------------------------
                                                                                      $11,758,255
-------------------------------------------------------------------------------------------------

Emerging Market Sovereign - 8.1%
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                $12,381,327       $12,443,233
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                               749,000           666,610
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                 3,562,000         4,098,081
-------------------------------------------------------------------------------------------------
Republic of Colombia, 8.25%, 2014                                     1,650,000         1,691,250
-------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                      485,000           606,978
-------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                               1,745,000         1,971,505
-------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                      1,541,000         1,619,976
-------------------------------------------------------------------------------------------------
Republic of Peru, 9.875%, 2015                                        1,961,000         2,279,663
-------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                  3,308,000         4,110,190
-------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                   1,684,000         1,399,317
-------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                         3,374,000         4,552,201
-------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                           3,792,000         5,451,000
-------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                   1,500,000         1,713,750
-------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                         889,000           991,235
-------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                     1,804,000         1,879,768
-------------------------------------------------------------------------------------------------
                                                                                      $45,474,757
-------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                    $335,000          $370,175
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                   925,000           975,875
-------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75%, 2014                                           550,000           598,125
-------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                         1,800,000         1,943,177
-------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                       625,000           687,500
-------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., 8.25%, 2012                                    550,000           610,500
-------------------------------------------------------------------------------------------------
                                                                                       $5,185,352
-------------------------------------------------------------------------------------------------
Energy - Integrated - 0.8%
-------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                       $1,645,000        $1,784,045
-------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                          414,000           439,875
-------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                             2,164,000         2,488,600
-------------------------------------------------------------------------------------------------
                                                                                       $4,712,520
-------------------------------------------------------------------------------------------------

Entertainment - 1.0%
-------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                    $349,000          $359,470
-------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                          675,000           725,625
-------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                            550,000           544,500
-------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                        1,784,000         2,159,873
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                         1,700,000         1,870,520
-------------------------------------------------------------------------------------------------
                                                                                       $5,659,988
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.2%
-------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                   $340,000          $376,550
-------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                             360,000           406,800
-------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011                                        160,000           169,600
-------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011##                                      390,000           413,400
-------------------------------------------------------------------------------------------------
                                                                                       $1,366,350
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
-------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.75%, 2011                                $915,000          $956,175
-------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                  460,000           508,300
-------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                     995,000         1,159,175
-------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                       500,000           553,750
-------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                      515,000           587,100
-------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                   695,000           721,063
-------------------------------------------------------------------------------------------------
                                                                                       $4,485,563
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.8%
-------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                              $640,000          $702,400
-------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                          680,000           715,700
-------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                               730,000           843,150
-------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                     1,100,000         1,274,230
-------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                          550,000           588,500
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                        1,675,000         1,880,188
-------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                     550,000           636,625
-------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                               295,000           317,863
-------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                  990,000         1,118,700
-------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012               1,135,000         1,299,575
-------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                       600,000           622,500
-------------------------------------------------------------------------------------------------
                                                                                       $9,999,431
-------------------------------------------------------------------------------------------------

Industrial - 0.2%
-------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                $335,000          $368,500
-------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014##                                730,000           753,725
-------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                      205,000           227,550
-------------------------------------------------------------------------------------------------
                                                                                       $1,349,775
-------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.2%
-------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                               $1,351,000        $1,355,123
-------------------------------------------------------------------------------------------------

International Market Quasi-Sovereign - 0.5%
-------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                       EUR 2,244,000        $3,033,457
-------------------------------------------------------------------------------------------------

International Market Sovereign - 18.2%
-------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                   CAD 260,000          $226,064
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007                             EUR 2,998,000         4,115,098
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                               6,874,000         9,357,473
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                              3,531,000         5,179,711
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                720,000         1,227,172
-------------------------------------------------------------------------------------------------
Government of Australia, 8.75%, 2008                              AUD 1,731,000         1,501,242
-------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                  2,357,000         1,966,283
-------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2010                                  CAD 1,761,000         1,596,942
-------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                       369,000           330,210
-------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                          224,000           259,741
-------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                               NZD 1,373,000         1,023,548
-------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013^                                7,651,000         5,669,886
-------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                     EUR 924,000         1,267,390
-------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                          1,973,000         2,879,347
-------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013                                      DKK 2,144,000           418,796
-------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                               EUR 3,164,000         4,496,720
-------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                   4,770,000         6,539,715
-------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                            1,600,000         2,336,136
-------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                         2,834,000         4,206,538
-------------------------------------------------------------------------------------------------
Kingdom of Sweden, 4.5%, 2015                                     SEK 7,185,000         1,096,845
-------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                   EUR 3,282,000         4,705,915
-------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                           922,000         1,345,135
-------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                        358,000           505,827
-------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                  EUR 3,927,000         5,252,841
-------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                         3,829,000         5,127,655
-------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                       4,665,000         6,541,626
-------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                          1,681,000         2,327,906
-------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                      6,952,000         9,659,630
-------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013                                       478,000           718,059
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                GBP 826,000         1,701,135
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                  1,091,000         2,198,946
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                     2,934,000         5,751,534
-------------------------------------------------------------------------------------------------
                                                                                     $101,531,066
-------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
-------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                               $1,750,000        $1,868,125
-------------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009##                                      550,000           539,000
-------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                   240,000           265,800
-------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                        510,000           586,500
-------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                525,000           593,250
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                        340,000           333,200
-------------------------------------------------------------------------------------------------
                                                                                       $4,185,875
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
-------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                                   $550,000          $603,625
-------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                   1,147,000         1,277,471
-------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                1,100,000         1,250,116
-------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                 725,000           718,409
-------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                             360,000           365,400
-------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                255,000           305,222
-------------------------------------------------------------------------------------------------
                                                                                       $4,520,243
-------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
-------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                  $750,000          $802,500
-------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 9%, 2014##                                         60,000            61,950
-------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                           2,100,000         2,231,250
-------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                      355,000           381,625
-------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                      850,000           843,625
-------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                           858,000           986,700
-------------------------------------------------------------------------------------------------
                                                                                       $5,307,650
-------------------------------------------------------------------------------------------------

Mortgage Backed - 10.1%
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                          $9,716,268       $10,125,244
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.9956%, 2020                                                 3,509             3,509
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                         5,998,669         6,298,778
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2033 - 2034                                        31,074,455        31,484,626
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                  5,465,687         5,406,553
-------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                 3,008,569         3,106,896
-------------------------------------------------------------------------------------------------
                                                                                      $56,425,606
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.8%
-------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                   $1,190,000        $1,297,100
-------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                           1,510,000         1,751,600
-------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                           1,410,000         1,579,200
-------------------------------------------------------------------------------------------------
                                                                                       $4,627,900
-------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.3%
-------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                     $1,600,000        $1,880,579
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                      570,000           618,450
-------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                         2,800,000         2,972,329
-------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                             311,000           310,444
-------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                            550,000           620,125
-------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                        800,000           924,000
-------------------------------------------------------------------------------------------------
                                                                                       $7,325,927
-------------------------------------------------------------------------------------------------
Oil Services - 0.4%
-------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9%, 2009                                          $550,000          $611,875
-------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                  435,000           463,275
-------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125%, 2014##                        230,000           227,125
-------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014##                               580,000           642,350
-------------------------------------------------------------------------------------------------
                                                                                       $1,944,625
-------------------------------------------------------------------------------------------------
Oils - 0.4%
-------------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011##                                      $550,000          $555,500
-------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010                                    735,000           819,525
-------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                550,000           599,500
-------------------------------------------------------------------------------------------------
                                                                                       $1,974,525
-------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
-------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                         $550,000          $554,125
-------------------------------------------------------------------------------------------------

Printing & Publishing - 0.3%
-------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                       $730,000          $820,338
-------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                        327,000           377,685
-------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                     515,000           527,875
-------------------------------------------------------------------------------------------------
                                                                                       $1,725,898
-------------------------------------------------------------------------------------------------
Real Estate - 0.3%
-------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                   $1,324,000        $1,372,969
-------------------------------------------------------------------------------------------------

Restaurants - 0.3%
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                     $1,500,000        $1,841,072
-------------------------------------------------------------------------------------------------

Retailers - 0.7%
-------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                          $210,000          $227,850
-------------------------------------------------------------------------------------------------
Gap, Inc., 10.3%, 2008                                                1,120,000         1,369,200
-------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                     1,100,000         1,079,951
-------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                              470,000           515,825
-------------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                                    915,000           928,725
-------------------------------------------------------------------------------------------------
                                                                                       $4,121,551
-------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
-------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                           $475,000          $522,500
-------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 2.2%
-------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                            $1,500,000        $1,960,995
-------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                          375,000           408,750
-------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                     1,700,000         1,876,802
-------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                            365,000           391,463
-------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                         654,000           740,655
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                1,552,000         1,676,160
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                 500,000           516,250
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                             1,360,000         1,496,000
-------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                     550,000           536,250
-------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015##                                     595,000           617,313
-------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012                                       225,000           235,688
-------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                    1,621,000         1,783,100
-------------------------------------------------------------------------------------------------
                                                                                      $12,239,426
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.8%
-------------------------------------------------------------------------------------------------
AT&T Corp., 9.05%, 2011                                                $550,000          $627,000
-------------------------------------------------------------------------------------------------
AT&T Corp., 9.75%, 2031                                               1,005,000         1,164,544
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                              1,045,000         1,214,812
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                845,000           839,719
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030              1,500,000         1,926,340
-------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                         810,000           899,100
-------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                           1,100,000         1,174,250
-------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                             550,000           625,625
-------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                       230,000           272,550
-------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                  2,500,000         2,477,608
-------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                   1,418,000         1,416,254
-------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                  2,542,000         2,810,356
-------------------------------------------------------------------------------------------------
                                                                                      $15,448,158
-------------------------------------------------------------------------------------------------
Tobacco - 0.2%
-------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                      $818,000          $834,360
-------------------------------------------------------------------------------------------------

Transportation - Services - 0.3%
-------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016##                                                   $330,000          $323,400
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                         1,225,000         1,396,500
-------------------------------------------------------------------------------------------------
                                                                                       $1,719,900
-------------------------------------------------------------------------------------------------
U.S. Government Agencies - 6.7%
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2007                                                 $5,105,000        $5,285,273
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                           8,677,000         9,426,796
-------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                 6,100,000         6,265,420
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                            8,022,510         7,753,533
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                            6,248,570         6,206,900
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                            2,500,000         2,541,569
-------------------------------------------------------------------------------------------------
                                                                                      $37,479,491
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 9.6%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.75%, 2005                                    $8,000,000        $8,458,128
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                        7,500,000         9,697,268
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.625%, 2015                                    3,350,000         5,101,946
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                     5,025,000         7,353,575
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                    $8,000,000        $8,457,816
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007###                                  3,397,776         3,620,656
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                     6,634,964         7,266,307
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                         3,494,078         3,588,551
-------------------------------------------------------------------------------------------------
                                                                                      $53,544,247
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.3%
-------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                           $320,000          $364,000
-------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                            435,000           333,862
-------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                                   750,000           832,411
-------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                               1,673,000         1,819,387
-------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                          2,300,000         2,749,788
-------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                   240,000           271,200
-------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                    2,805,000         3,154,660
-------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                            1,233,000         1,275,632
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                        2,745,000         2,950,019
-------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                 1,045,000         1,102,475
-------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015##                                      1,140,000         1,145,700
-------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                      995,000         1,015,007
-------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                 1,046,000         1,119,220
-------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                 479,000           482,758
-------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                     430,000           493,425
-------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                         2,757,000         2,748,150
-------------------------------------------------------------------------------------------------
TECO Energy, Inc., 7.5%, 2010                                           550,000           609,125
-------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                               1,753,000         1,714,264
-------------------------------------------------------------------------------------------------
                                                                                      $24,181,083
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $515,846,906)                                          $538,373,493
-------------------------------------------------------------------------------------------------

Stocks - 0.1%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
-------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                      5,720          $478,764
-------------------------------------------------------------------------------------------------

Specialty Chemicals - 0%
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                     6              $192
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,127,667)                                               $478,956
-------------------------------------------------------------------------------------------------

Warrants - 0%
-------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                    1,625                $0
-------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                      750                 0
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                              11                18
-------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                              760               342
-------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $39,014)                                                    $360
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 0.7%
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                       3,876,287        $3,876,287
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.5%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Goldman Sachs, 2.06%, dated 11/30/2004, due 12/01/2004,
total to be received $13,783,789 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                   $13,783,000       $13,783,000
-------------------------------------------------------------------------------------------------
Total Investments (+) (Identified Cost, $535,672,874)                                $556,512,096
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.3%                                                   1,928,331
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $558,440,427
-------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
(+) As of November 30, 2004, the fund had one security representing $478,764 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

AUD =  Australian Dollar        GBP  =  British Pound
CAD =  Canadian Dollar          JPY  =  Japanese Yen
DKK =  Danish Krone             NZD  =  New Zealand Dollar
EUR =  Euro                     SEK  =  Swedish Krona

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your trust's balance sheet, which details the assets and liabilities composing the total value of your trust.

AT 11/30/04

ASSETS

Investments, at value, including $3,800,481 of securities on
loan (identified cost, $535,672,874)                              $556,512,096
-----------------------------------------------------------------------------------------------------
Cash                                                                   771,455
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $103)                         106
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts             468,334
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                    10,430
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      5,042,514
-----------------------------------------------------------------------------------------------------
Interest receivable                                                  8,293,880
-----------------------------------------------------------------------------------------------------
Other assets                                                            18,192
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $571,117,007
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable to dividend disbursing agent                                  $208,831
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              3,862,105
-----------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts           130,715
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    3,768,416
-----------------------------------------------------------------------------------------------------
Payable for treasury shares reacquired                                 402,808
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                           3,876,287
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        18,360
-----------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                          11,310
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 397,748
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $12,676,580
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $558,440,427
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $604,471,159
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        17,625,337
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (56,429,556)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        (7,226,513)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $558,440,427
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
(62,114,283 shares issued, less 4,601,344 treasury shares)                                 57,512,939
-----------------------------------------------------------------------------------------------------
Net asset value per share (net assets of
$558,440,427/57,512,939 shares of beneficial interest
outstanding)                                                                                    $9.71
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your trust received in investment income and paid in expenses.
It also describes any gains and/or losses generated by trust operations.

FOR YEAR ENDED 11/30/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest                                                          $33,151,797
-----------------------------------------------------------------------------------------------------
  Dividends                                                               1,995
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                 (5,840)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $33,147,952
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $3,442,576
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 85,833
-----------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                          105,556
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     50,690
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         333,127
-----------------------------------------------------------------------------------------------------
  Printing                                                               59,249
-----------------------------------------------------------------------------------------------------
  Postage                                                               202,011
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          45,500
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             20,362
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         168,058
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $4,512,962
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (15,153)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (1,801)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $4,496,008
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $28,651,944
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $25,242,935
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                    (162,971)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     (11,131,378)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $13,948,586
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $(3,472,216)
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                     (32,070)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies          (897,618)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(4,401,904)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $9,546,682
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $38,198,626
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 11/30                                               2004                      2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                             $28,651,944               $29,269,302
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              13,948,586                14,807,237
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               (4,401,904)               15,713,313
-------------------------------------------------------------  --------------               -----------
Change in net assets from operations                              $38,198,626               $59,789,852
-------------------------------------------------------------  --------------               -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                       $(31,836,028)             $(31,796,703)
-------------------------------------------------------------------------------------------------------

TRUST SHARE (PRINCIPAL) TRANSACTIONS

Cost of shares reacquired                                          (9,821,953)              (12,374,600)
-------------------------------------------------------------  --------------               -----------
Total change in net assets                                        $(3,459,355)              $15,618,549
-------------------------------------------------------------  --------------               -----------

NET ASSETS

At beginning of period                                           $561,899,782              $546,281,233
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $7,226,513 and
$11,260,226, respectively)                                       $558,440,427              $561,899,782
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the past 5 years.
Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the trust's independent registered public accounting firm, whose report, together with the trust's financial statements, are included in this report.

FOR YEARS ENDED 11/30                                2004              2003              2002             2001            2000

Net asset value, beginning of period                $9.58             $9.09             $9.17            $9.20           $9.71
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.49             $0.49             $0.52            $0.67           $0.72
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.19              0.53             (0.02)           (0.01)          (0.45)
------------------------------------------------  -------            ------            ------           ------          ------
Total from investment operations                    $0.68             $1.02             $0.50            $0.66           $0.27
------------------------------------------------  -------            ------            ------           ------          ------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.55)           $(0.53)           $(0.49)          $(0.64)         $(0.61)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                --             (0.09)           (0.05)          (0.17)
------------------------------------------------  -------            ------            ------           ------          ------
Total distributions declared to
shareholders                                       $(0.55)           $(0.53)           $(0.58)          $(0.69)         $(0.78)
------------------------------------------------  -------            ------            ------           ------          ------
Net asset value, end of period                      $9.71             $9.58             $9.09            $9.17           $9.20
------------------------------------------------  -------            ------            ------           ------          ------
Per share market value, end of period               $8.71             $8.78             $8.26            $8.35           $8.44
------------------------------------------------  -------            ------            ------           ------          ------
Total return at market value (%)                     5.52             13.02              5.99             6.92           14.66
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           0.80              0.83              0.85             0.91            0.93
------------------------------------------------------------------------------------------------------------------------------
Net investment income(SS)                            5.11              5.21              5.80             7.18            7.53
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     70               129               137               98             113
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $558,440          $561,900          $546,281         $556,614        $561,105
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                               $0.49^              $--               $--              $--             $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                           0.80^               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                5.11^               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------

(SS) As required, effective December 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November
     30, 2002 was to decrease net investment income per share by $0.02, increase net realized gains and losses per share by
     $0.02, and decrease the ratio of net investment income to average net assets by 0.24%. Per share, ratios, and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
   ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Charter Income Trust (the fund) is a non-diversified trust that is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $13,440 of Deferred Trustees' Compensation.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the trust's relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

DOLLAR ROLL TRANSACTIONS - The trust enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the trust sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the trust will not be entitled to receive payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the trust total return. The trust accounts for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The trust may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The trust holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the trust may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the trust's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities. The trust may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the year ended November 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, straddle loss deferrals, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended
November 30, 2004 and November 30, 2003 was as follows:

                                                  11/30/04            11/30/03
Distributions declared from:
--------------------------------------------------------------------------------
Ordinary income                                $31,836,028         $31,796,703
--------------------------------------------------------------------------------

During the year ended November 30, 2004, accumulated distributions in excess of net investment income decreased by $7,217,797, accumulated net realized loss on investments and foreign currency transactions increased by $7,929,336, and paid-in capital increased by $711,539 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities, and defaulted bonds. This change had no effect on the net assets or net asset value per share.

As of November 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                    $862,961
          ----------------------------------------------------------
          Capital loss carryforward                     (47,072,742)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         11,572,675
          ----------------------------------------------------------
          Other temporary differences                   (11,393,626)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          November 30, 2008                             $(1,375,921)
          ----------------------------------------------------------
          November 30, 2009                             (21,791,609)
          ----------------------------------------------------------
          November 30, 2010                             (23,905,212)
          ----------------------------------------------------------
          Total                                        $(47,072,742)
          ----------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 4.57% of the trust's daily gross investment income. Management fees incurred for the year ended November 30, 2004 were an effective rate of 0.61% of average daily net assets on an annualized basis

The trust pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $9,334 as a result of the change in the trust's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $7,958 for retired Independent Trustees for the year ended November 30, 2004.

This trust and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended November 30, 2004, the trust paid MFS $50,690 equivalent to 0.009% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

TRANSFER AGENT - Included in transfer agent and dividend disbursing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. These fees amounted to $85,225 for the year ended November 30, 2004. Also included in transfer agent and dividend disbursing costs are out-of-pocket expenses, paid to MFSC, which amounted to $6,609 for the year ended November 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES

U.S. government securities                         $59,126,203     $41,686,762
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $314,980,823    $353,454,687
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $539,784,608
          ----------------------------------------------------------
          Gross unrealized appreciation                 $25,612,253
          ----------------------------------------------------------
          Gross unrealized depreciation                  (8,884,765)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $16,727,488
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. The trust repurchased and retired 1,134,600 shares of beneficial interest during the year ended November 30, 2004 at an average price per share of $8.66 and a weighted average discount of 9.74% per share. The trust repurchased and retired 1,445,000 shares of beneficial interest during the year ended November 30, 2003 at an average price per share of $8.56 and a weighted average discount of 9.10% per share. Transactions in trust shares were as follows:

                                           Year ended 11/30/04                Year ended 11/30/03
                                        SHARES            AMOUNT           SHARES            AMOUNT

Treasury shares reacquired              (1,134,600)      $(9,821,953)      (1,445,000)      $(12,374,600)
--------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the year ended November 30, 2004 was $4,384, and is included in miscellaneous expense. The trust had no significant borrowings during the year ended November 30, 2004.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

SALES
                                 CONTRACTS TO                                               NET UNREALIZED
                                   DELIVER/            IN EXCHANGE        CONTRACTS          APPRECIATION
SETTLEMENT DATE                    RECEIVE                 FOR             AT VALUE         (DEPRECIATION)

           12/13/04 - 12/15/04  AUD     5,038,318        $3,624,283        $3,885,974          $(261,691)
                       2/14/05  DKK    29,160,541         5,066,992         5,216,788           (149,796)
             1/19/05 - 2/14/05  EUR    77,056,549        99,860,639       102,413,702         (2,553,063)
                       1/12/05  GBP     5,922,070        10,906,079        11,283,446           (377,367)
                      12/13/04  NZD    11,426,305         7,663,623         8,164,603           (500,980)
                       2/14/05  SEK     2,018,612           289,317           300,373            (11,056)
                                                       ------------      ------------        -----------
                                                       $127,410,933      $131,264,886        $(3,853,953)
                                                       ============      ============        ===========

PURCHASES

                      12/13/04  AUD       696,877          $540,718          $537,536            $(3,182)
             1/05/05 - 2/14/05  DKK    26,544,190         4,677,013         4,748,595             71,582
             1/19/05 - 2/14/05  EUR    11,322,516        14,731,254        15,049,641            318,387
             1/05/05 - 1/12/05  GBP       918,478         1,705,560         1,750,408             44,848
                       1/05/05  JPY   575,260,000         5,600,000         5,595,030             (4,970)
                      12/13/04  NZD     2,091,901         1,461,239         1,494,756             33,517
                                                       ------------      ------------        -----------
                                                        $28,715,784       $29,175,966           $460,182
                                                       ============      ============        ===========

At November 30, 2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $10,430 with Merrill Lynch International.

At November 30, 2004, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                                          UNREALIZED
                                                                                        APPRECIATION
DESCRIPTION                            EXPIRATION       CONTRACTS        POSITION     (DEPRECIATION)

U.S. Treasury Notes 10 Year         December 2004             400           Short          $198,076
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Year             March 2005             334           Short           (79,657)
---------------------------------------------------------------------------------------------------
U.S. Treasury Long Bond                March 2005             131            Long           (47,619)
---------------------------------------------------------------------------------------------------
                                                                                            $70,800
---------------------------------------------------------------------------------------------------

At November 30, 2004, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

While these developments relate to MFS and the MFS' open-end funds, there can be no assurance that these developments, or the adverse publicity associated with these developments, will not result in an increase to the market discount of the MFS closed-end fund shares or other adverse consequences.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Shareholders and Trustees of MFS Charter Income Trust:

We have audited the accompanying statement of assets and liabilities of MFS Charter Income Trust (the Fund), including the portfolio of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Charter Income Trust at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                      ERNST & YOUNG LLP

Boston, Massachusetts
January 14, 2005

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of January 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    -----------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair     February 1992       Private investor; Eastern
(born 05/01/36)               of Trustees                               Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/
                                                                        Director (since April 2001);
                                                                        Encinitos Ventures (private
                                                                        investment company),
                                                                        Principal (1997 to April
                                                                        2001); Lincoln Electric
                                                                        Holdings, Inc. (welding
                                                                        equipment manufacturer),
                                                                        Director; Southwest Gas
                                                                        Corporation (natural gas
                                                                        distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Michael Hegarty               Trustee               December 2004       Retired; AXA Financial
(born 12/21/44)                                                         (financial services and
                                                                        insurance), Vice Chairman and
                                                                        Chief Operating Officer
                                                                        (until May 2001); The
                                                                        Equitable Life Assurance
                                                                        Society (insurance),
                                                                        President and Chief Operating
                                                                        Officer (until May 2001)

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President;
                                                                        Wellfleet Investments
                                                                        (investor in health care
                                                                        companies), Managing General
                                                                        Partner (since 1993);
                                                                        Cambridge Nutraceuticals
                                                                        (professional nutritional
                                                                        products),   Chief  Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          Advisory Trustee and  December 2004       Massachusetts Financial
(born 10/20/63)               President             (Advisory           Services Company, Chief
                                                    Trustee);           Executive Officer, President,
                                                    February-December   Chief Investment Officer and
                                                    2004 (Trustee)      Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel
                                                                        and Secretary (since April
                                                                        2004); Hale and Door LLP (law
                                                                        firm) (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002);
                                                                        The Bank of New York, Senior
                                                                        Vice President (September
                                                                        2000 to July 2002); Lexington
                                                                        Global Asset Managers, Inc.,
                                                                        Executive Vice President and
                                                                        Chief Financial Officer
                                                                        (prior to September 2000);
                                                                        Lexington Funds, Chief
                                                                        Financial Officer (prior to
                                                                        September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President

The trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The Board of Trustees is currently divided into three classes, each having a term of three years. Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each
Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of
Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as
Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected,
Messrs. Manning and Pozen would serve as interested Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms. Thomsen is continued in the table below.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and  December 2004       Massachusetts Financial
(born 10/20/63)               President             (Advisory           Services Company, Chief
                                                    Trustee);           Executive Officer, President,
                                                    February-December   Chief Investment Officer and
                                                    2004 (Trustee)      Director

Robert C. Pozen(3)            Advisory Trustee      December 2004       Massachusetts Financial
(born 08/08/46)                                     (Advisory           Services Company, Chairman
                                                    Trustee);           (since February 2004);
                                                    February-December   Harvard Law School
                                                    2004 (Trustee)      (education), John Olin
                                                                        Visiting Professor (since
                                                                        July 2002); Secretary of
                                                                        Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December
                                                                        2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services),
                                                                        Director; Bell Canada
                                                                        Enterprises
                                                                        (telecommunications),
                                                                        Director; Medtronic, Inc.
                                                                        (medical technology),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

Laurie J. Thomsen             Advisory Trustee      December 2004       Private investor; Prism
(born 08/05/57)                                                         Venture Partners (venture
                                                                        capital), Co-founder and
                                                                        General Partner (until June
                                                                        2004); St. Paul Travelers
                                                                        Companies (commercial
                                                                        property liability
                                                                        insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.

The Statement of Additional Information for the trust and further information about the Trustees are available without charge upon request by calling 1-800-225-2606.

On October 29, 2004, Robert J. Manning, as Chief Executive Officer of the trust, certified to the New
York Stock Exchange that as of the date of his certification he was not aware of any violation by the trust of the corporate governance listing standards of the New York Stock Exchange.

The trust filed with the Securities and Exchange Commission the certifications of its principal executive officer and principal financial officer under Section 302 of the Sarbanes-Oxley Act of 2002 as an exhibit to the trust's Form N-CSR for the period covered by this report.
------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                 225 Franklin Street, Boston, MA 02110
02116-3741
                                                                INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                     ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Ernst & Young LLP
500 Boylston Street, Boston, MA                                 200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Richard O. Hawkins

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
--------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
--------------------------------------------------------------------------------

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.
--------------------------------------------------------------------------------

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call      1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to: State Street Bank and Trust Company
          c/o MFS Service Center, Inc.
          P.O. Box 55024
          Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of November 30, 2004, our records indicate that there are 4,431 registered shareholders and approximately 36,658 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:
               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                              MCR-ANN-1/05 55M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Ms. Lane are both "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to the Registrant. The tables below set forth the audit fees billed to the Registrant as well as fees for non-audit services provided to the Registrant and/or to the Registrant's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Registrant ("MFS Related Entities").

For the fiscal years ended November 30, 2004 and 2003, audit fees billed to the Registrant by E&Y were as follows:

                                                               Audit Fees
           FEES BILLED BY E&Y:                              2004         2003
                                                            ----         ----

                MFS Charter Income Trust                  37,900       36,330
                                                          ------       ------
                         TOTAL                            37,900       36,330

For the fiscal years ended November 30, 2004 and 2003, fees billed by E&Y for audit-related, tax and other services provided to the Registrant and for audit-related, tax and other services provided to MFS and MFS Related Entities that relate directly to the operations and financial reporting of the Registrant were as follows:

                                           Audit-Related Fees(1)          Tax Fees(2)             All Other Fees(3)
  FEES BILLED BY E&Y:                       2004          2003         2004         2003         2004          2003
                                            ----          ----         ----         ----         ----          ----
           To Charter Income                   0             0       11,600        6,870          183             0
                Trust

       To MFS and MFS Related                  0             0            0       26,832       35,000             0
       Entities of
       Registrant*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                            2004                       2003
                                                                       ----
       To Registrant, MFS and MFS         53,783                     43,702
       Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Registrant (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Registrant and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports and comfort letters.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees", "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, such pre-approval of services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Messrs. J. Atwood Ives, William J. Poorvu and J. Dale Sherratt and Ms. Amy B. Lane. Mr. Poorvu retired as a Trustee effective as of December 31, 2004.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Trustees and the Board of Managers of the investment companies (the "MFS Funds") advised by Massachusetts Financial Services Company ("MFS") have delegated to MFS the right and obligation to vote proxies for shares that are owned by the MFS Funds, in accordance with MFS' proxy voting policies and procedures (the "MFS Proxy Policies"). The MFS Proxy Policies are set forth below:

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

              SEPTEMBER 17, 2003, AS REVISED ON SEPTEMBER 20, 2004

                  Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS, other than the MFS Union Standard Equity Fund (the "MFS Funds").

                  These policies and procedures include:

                  A. Voting Guidelines;

                  B. Administrative Procedures;

                  C. Monitoring System;

                  D. Records Retention; and

                  E. Reports.

A. VOTING GUIDELINES

1. GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST

         MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

         MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, which are set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

         As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

         From time to time, MFS receives comments on these guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and these guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

         These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

2. MFS' POLICY ON SPECIFIC ISSUES

         NON-SALARY COMPENSATION PROGRAMS

         Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

         Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold.

         MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans that involve stock appreciation rights or the use of unexercised options to "buy" stock.

         MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.

         MFS votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

         "GOLDEN PARACHUTES"

         From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation. When put to a vote, MFS votes against very large golden parachutes.

         ANTI-TAKEOVER MEASURES

         In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

         REINCORPORATION AND REORGANIZATION PROPOSALS

         When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

         DILUTION

         There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

         CONFIDENTIAL VOTING

         MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

         INDEPENDENCE OF BOARDS OF DIRECTORS AND COMMITTEES THEREOF

         While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of various committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed "independent" of the company.

         INDEPENDENT AUDITORS

         Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services (unless approved in advance by the full board) whereas other proposals would cap non-audit fees so that such fees do not exceed a certain percentage of the audit fees. MFS supports such shareholder proposals that would cap non-audit fees at an amount deemed to be not excessive.

         BEST PRACTICES STANDARDS

         Best practices standards are rapidly evolving in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these changes. However, many issuers are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that -- within the circumstances of the environment within which the issuers operate - the proposal is consistent with the best long-term economic interests of our clients.

         FOREIGN ISSUERS - SHARE BLOCKING

         In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

         SOCIAL ISSUES

         There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

         The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or
(ii) any stocks, securities or obligations of any company so engaged.

         Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

B. ADMINISTRATIVE PROCEDURES

         1. MFS PROXY REVIEW GROUP

         The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

            a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

            b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

            c. Considers special proxy issues as they may arise from time to time.

         The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

         2. POTENTIAL CONFLICTS OF INTEREST

         The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

         In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

            a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

            b. If the name of the issuer does not appear on the MFS Significant
               Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

            c. If the name of the issuer appears on the MFS Significant Client
               List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

            d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

         The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

         3. GATHERING PROXIES

         Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

         MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.

         4. ANALYZING PROXIES

         After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

------------
(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.

         Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

         As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

         As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in these policies.

         5. VOTING PROXIES

         After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

C. MONITORING SYSTEM

         It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

         When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D. RECORDS RETENTION

         MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

E. REPORTS

         MFS FUNDS

         Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include:
(i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

         ALL MFS ADVISORY CLIENTS

         At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

         Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

=============================================================================================================
                                          MFS Charter Income Trust
-------------------------------------------------------------------------------------------------------------
                                                                                        (D) MAXIMUM NUMBER
                                                                 (C) TOTAL NUMBER OF      (OR APPROXIMATE
                                                                 SHARES PURCHASED AS     DOLLAR VALUE) OF
                                                   (B) AVERAGE     PART OF PUBLICLY     SHARES THAT MAY YET
                            (A) TOTAL NUMBER OF     PRICE PAID    ANNOUNCED PLANS OR    BE PURCHASED UNDER
PRIOR                         SHARES PURCHASED      PER SHARE          PROGRAMS        THE PLANS OR PROGRAMS
=============================================================================================================
   12/01/03 - 12/31/03            106,100              8.82            106,100               5,882,834
-------------------------------------------------------------------------------------------------------------
   01/01/04 - 01/31/04             1,600               8.87             1,600                5,881,234
-------------------------------------------------------------------------------------------------------------
   02/01/04 - 02/28/04               0                 n/a                0                  5,881,234
-------------------------------------------------------------------------------------------------------------
   03/01/04 - 03/31/04               0                 n/a                0                  5,853,984
-------------------------------------------------------------------------------------------------------------
   04/01/04 - 04/30/04            234,700              8.64            234,700               5,619,284
-------------------------------------------------------------------------------------------------------------
   05/01/04 - 05/31/04            171,500              8.37            171,500               5,447,484
-------------------------------------------------------------------------------------------------------------
   06/01/04 - 06/30/04               0                 n/a                0                  5,447,484
-------------------------------------------------------------------------------------------------------------
   07/01/04 - 07/31/04            204,000              8.64            204,000               5,243,784
-------------------------------------------------------------------------------------------------------------
   08/01/04 - 08/31/04             57,200              8.71             57,200               5,186,584
-------------------------------------------------------------------------------------------------------------
   09/01/04 - 09/30/04            170,600              8.81            170,600               5,015,984
-------------------------------------------------------------------------------------------------------------
   10/01/04 - 10/31/04               0                 n/a                0                  5,015,984
-------------------------------------------------------------------------------------------------------------
   11/01/04 - 11/30/04            188,900              8.70            188,900               4,827,084
-------------------------------------------------------------------------------------------------------------
       TOTALS/YEAR              1,134,600              8.70          1,134,600
=============================================================================================================

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February
28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2004 plan year are 5,853,984.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MFS CHARTER INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: January 21, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: January 21, 2005
      ----------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 21, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.